25. NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2020
Net Revenue From Sales
Schedule of net sales revenue

Net sales revenue is as follows:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Gross revenue
Domestic market	16,652,801	14,220,420	14,752,901
Foreign market	17,396,259	14,663,297	11,817,559
	34,049,060	28,883,717	26,570,460
Deductions
Sales returns, discounts and rebates	(248,821)	(325,794)	(234,851)
Taxes on sales	(3,736,219)	(3,121,506)	(3,366,724)
	(3,985,040)	(3,447,300)	(3,601,575)
Net revenue	30,064,020	25,436,417	22,968,885